Schedule of Investments (unaudited)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.8%
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 03/02/23)(a)	$300	$226,931
Pampa Energia SA, 7.50%, 01/24/27 (Call 01/24/24)(a)	250	235,344
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 03/02/23)(a)	300	280,650
YPF SA
6.95%, 07/21/27(a)	400	318,075
7.00%, 12/15/47 (Call 06/15/47)(a)	250	174,688
8.50%, 07/28/25(a)	500	455,662
8.75%, 04/04/24(a)	308	295,064
YPF Sociedad Anonima
7.00%, 09/30/33 (Call 03/30/33)	300	227,250
9.00%, 02/12/26 (Call 11/12/25)	500	491,037
		2,704,701
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(a)	550	528,000
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	1,000	1,027,375
		1,555,375
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	400	365,950
BBK BSC, 5.50%, 07/09/24(a)	200	197,163
GFH Sukuk Ltd., 7.50%, 01/28/25(a)	200	199,975
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(a)	400	414,825
		1,177,913
Brazil — 8.4%
Acu Petroleo Luxembourg Sarl, 7.50%, 01/13/32 (Call 01/13/27)(a)	249	232,521
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/23)	200	190,975
Aegea Finance Sarl, 6.75%, 05/20/29 (Call 05/20/25)(a)	200	197,840
Amaggi Luxembourg International Sarl, 5.25%, 01/28/28 (Call 01/28/25)	400	375,200
Atento Luxco 1 SA, 8.00%, 02/10/26 (Call 02/10/24)	300	133,500
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)	400	241,075
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	347,000
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(a)	400	383,000
4.38%, 03/18/27(a)(b)	200	192,600
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(a)	200	181,163
4.50%, 01/10/25 (Call 12/10/24)(a)	600	577,800
7.75%, 02/15/29 (Call 02/15/24)(a)(c)	200	200,412
Banco do Brasil SA/Cayman
3.25%, 09/30/26(a)	400	368,450
4.75%, 03/20/24	400	394,800
4.88%, 01/11/29(a)	200	188,975
6.25%, (Call 04/15/24)(a)(c)(d)	1,000	905,000
9.00%, (Call 06/18/24)(a)(c)(d)	1,000	1,000,000
9.25%, 10/29/49 (Call 04/15/23)	600	600,300
Banco Votorantim SA, 4.38%, 07/29/25(a)	400	384,325
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/23/25)(a)(c)	200	204,225
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(a)	400	337,075
5.75%, 09/21/50 (Call 03/21/50)(a)	400	278,950
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	400	410,000
Centrais Eletricas Brasileiras SA
3.63%, 02/04/25(a)	200	189,850
Security	Par (000)	Value

Brazil (continued)
4.63%, 02/04/30(a)	$400	$350,000
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 03/02/23)(a)	400	401,950
Cosan Overseas Ltd., 8.25%, (Call 05/05/23)(a)(d)	200	198,850
Cosan SA, 5.50%, 09/20/29 (Call 09/20/24)(a)	400	379,075
CSN Inova Ventures, 6.75%, 01/28/28 (Call 01/28/24)(a)	600	599,400
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(a)	600	505,320
5.88%, 04/08/32 (Call 04/08/27)(a)	200	181,500
Embraer Netherlands Finance BV
5.05%, 06/15/25(b)	605	595,660
5.40%, 02/01/27(b)	300	294,375
6.95%, 01/17/28 (Call 10/17/27)(a)	400	409,200
FS Luxembourg Sarl, 10.00%, 12/15/25 (Call 12/15/23).	400	403,575
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(a)	200	169,913
Gol Finance SA, 8.00%, 06/30/26 (Call 03/02/23)(a)	200	136,850
Guara Norte Sarl, 5.20%, 06/15/34	364	328,943
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 03/02/23)(a)	400	315,000
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(a)	200	193,115
3.88%, 04/15/31 (Call 04/15/26)(a)(c)	400	364,700
4.50%, 11/21/29 (Call 11/21/24)(a)(c)	400	382,000
4.63%, (Call 02/27/25)(a)(c)(d)	200	163,350
6.50%, (Call 03/19/23)(a)(c)(d)	400	386,325
7.72%, (Call 06/12/23)(a)(c)(d)	600	583,620
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(a)	200	163,000
5.75%, 04/03/29 (Call 01/03/29)(a)(b)	400	399,250
7.00%, 04/03/49 (Call 10/03/48)(a)	400	402,800
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(a)	400	227,700
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(a)	600	470,853
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	773	674,210
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)(b)	400	316,150
Minerva Luxembourg SA, 4.38%, 03/18/31 (Call 03/18/26)	600	505,620
Movida Europe SA, 5.25%, 02/08/31 (Call 02/08/26)(a)(b)	400	290,480
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 04/19/29 (Call 02/19/29)(a)	400	350,130
Natura Cosmeticos SA, 4.13%, 05/03/28 (Call 03/03/28)(a)	400	330,080
NBM U.S. Holdings Inc.
6.63%, 08/06/29 (Call 08/06/24)(a)(b)	200	194,163
7.00%, 05/14/26 (Call 03/02/23)(a)	400	398,184
Nexa Resources SA
5.38%, 05/04/27 (Call 02/04/27)(a)(b)	400	386,800
6.50%, 01/18/28 (Call 10/18/27)(a)	200	197,425
Odebrecht Drilling Norbe VIII/IX Ltd., 7.35%, 12/01/26 (Call 03/02/23), (7.35% PIK)(a)(e)	453	223,341
Odebrecht Offshore Drilling Finance Ltd., 7.72%, 12/01/26 (Call 03/02/23), (7.72% PIK)(a)(e)	950	200,773
Oi SA, 10.00%, 07/27/25, (12.00% PIK)(e).	784	78,792
Petrobras Global Finance BV
5.09%, 01/15/30(b)	250	235,525
5.30%, 01/27/25(b)	350	348,600
5.50%, 06/10/51 (Call 12/10/50)(b)	350	272,344
5.60%, 01/03/31 (Call 10/03/30)(b)	575	554,760
6.00%, 01/27/28(b)	626	625,624
6.25%, 03/17/24	200	200,537
6.75%, 01/27/41(b)	300	283,556
6.85%, 06/05/2115(b)	850	733,125
6.88%, 01/20/40(b)	350	335,847

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Brazil (continued)
6.90%, 03/19/49(b)	$400	$362,450
7.25%, 03/17/44(b)	516	503,371
7.38%, 01/17/27	400	416,800
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(a)	200	192,413
Rede D’or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(a)	300	262,969
4.95%, 01/17/28 (Call 10/17/27)(a)	400	369,330
Rumo Luxembourg Sarl
4.20%, 01/18/32 (Call 01/18/27)	200	165,163
5.25%, 01/10/28 (Call 01/10/24)(a)	200	192,040
Simpar Europe SA, 5.20%, 01/26/31 (Call 01/26/26)(a)	400	290,720
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(a)	300	226,050
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 03/02/23)(a)	200	201,600
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(a)	400	392,075
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(a)	400	358,325
		29,190,732
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	200	176,725

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd., 0.00%, 09/10/58 (Call 03/02/23)(a)(f)	900	1,688

Chile — 0.3%
AES Andes SA., 7.13%, 03/26/79 (Call 07/06/24)(a)(c)	200	193,475
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(a)	200	178,288
Guacolda Energia SA, 4.56%, 04/30/25 (Call 01/30/25)(a)	200	68,350
Latam Airlines Group SA, 13.38%, 10/15/29	400	429,500
		869,613
China — 4.5%
Agile Group Holdings Ltd., 7.88%, (Call 07/31/24)(a)(c)(d)	600	186,000
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(c)(d)	1,500	1,455,000
Central Plaza Development Ltd., 5.75%, (Call 11/14/24)(a)(c)(d)	400	338,575
China Hongqiao Group Ltd., 6.25%, 06/08/24(a)	200	195,600
China SCE Group Holdings Ltd., 7.00%, 05/02/25 (Call 05/02/23)(a)	400	214,000
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(a)	200	194,040
Country Garden Holdings Co. Ltd.
2.70%, 07/12/26 (Call 06/12/26)(a)	400	259,000
3.13%, 10/22/25 (Call 09/22/25)(a)	400	275,000
3.30%, 01/12/31 (Call 10/12/30)(a)	400	230,000
3.88%, 10/22/30 (Call 07/22/30)(a)	400	234,000
5.13%, 01/17/25 (Call 03/02/23)(a)	400	312,000
5.13%, 01/14/27 (Call 01/14/24)(a)	200	135,500
5.40%, 05/27/25 (Call 05/27/23)(a)	200	151,500
6.15%, 09/17/25 (Call 09/17/23)(a)	400	303,000
6.50%, 04/08/24 (Call 03/02/23)(a)	400	332,325
7.25%, 04/08/26 (Call 04/08/23)(a)	1,000	748,750
Ease Trade Global Ltd., 4.00%, 11/10/25(a)	400	376,075
Easy Tactic Ltd.
7.50%, 07/11/25 (Call 03/02/23), (7.50% PIK)(e)	622	213,984
7.50%, 07/11/27 (Call 03/02/23), (7.50% PIK)(e)	1,215	386,263
7.50%, 07/11/28 (Call 03/02/23), (7.50% PIK)(e)	726	217,875
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(c)(d)	400	400,825
Security	Par (000)	Value

China (continued)
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(a)	$400	$360,500
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(a)	200	163,700
5.05%, 01/27/27 (Call 01/27/25)(a)	200	155,625
5.95%, 10/19/25 (Call 10/19/23)(a)	400	351,325
Franshion Brilliant Ltd., 6.00%, (Call 02/08/26)(a)(c)(d)	200	183,813
Industrial & Commercial Bank of China Ltd., 3.20%, (Call 09/24/26)(a)(c)(d)	3,100	2,940,117
KWG Group Holdings Ltd., 5.88%, 11/10/24 (Call 02/15/23)(a).	400	164,000
Lenovo Group Ltd., 5.88%, 04/24/25(a)	600	600,768
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)(g)	275	271,700
6.75%, 06/30/30 (Call 12/30/29)(a)(g)	250	242,391
Overseas Chinese Town Asia Holdings Ltd., 4.50%, (Call 07/15/23)(a)(c)(d)	200	194,250
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24 (Call 08/10/23)(a)	400	121,700
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(a)	200	160,500
5.20%, 01/12/26 (Call 01/12/24)(a)	400	321,500
Shui On Development Holding Ltd., 6.15%, 08/24/24 (Call 03/02/23)(a)	200	184,662
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(a)	200	172,913
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	200	155,675
Sino-Ocean Land Treasure III Ltd., 6.88%, (Call 09/21/27)(a)(c)(d)	400	226,075
Sino-Ocean Land Treasure IV Ltd.
2.70%, 01/13/25 (Call 12/13/24)(a)	200	163,375
4.75%, 08/05/29 (Call 05/05/29)(a)	400	286,000
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(a)	600	564,112
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(a)	400	351,000
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(a)	200	182,000
		15,677,013
Colombia — 3.0%
AI Candelaria Spain SLU, 5.75%, 06/15/33 (Call 06/15/28)(a)	400	311,000
Avianca Midco 2 Ltd., 9.00%, 12/01/28 (Call 12/01/24)(a)	850	637,500
Banco Davivienda SA, 6.65%, (Call 04/22/31)(a)(c)(d)	200	157,250
Banco de Bogota SA, 6.25%, 05/12/26(a)	600	592,987
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)(b)	600	567,112
4.63%, 12/18/29 (Call 12/18/24)(b)(c)	200	181,460
7.14%, 10/18/27(c)	400	397,000
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(a)	200	177,038
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30 (Call 04/17/30)(a)(b)	200	172,913
Ecopetrol SA
4.13%, 01/16/25	560	541,100
4.63%, 11/02/31 (Call 08/02/31)	600	472,530
5.38%, 06/26/26 (Call 03/26/26)	750	722,381
5.88%, 05/28/45	1,040	744,770
5.88%, 11/02/51 (Call 05/02/51)(b)	405	279,956
6.88%, 04/29/30 (Call 01/29/30)	950	885,618
7.38%, 09/18/43	400	347,500
8.88%, 01/13/33 (Call 10/13/32)	1,000	1,023,800
EnfraGen Energia Sur SA, 5.38%, 12/30/30 (Call 12/30/25)	400	288,312
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(a)	200	177,413
Gol Finance SA, 7.00%, 01/31/25 (Call 01/31/23)(a)	300	154,556
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(a)	400	329,480

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colombia (continued)
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)	$200	$194,225
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	400	338,600
6.25%, 03/25/29 (Call 03/25/24)(a)	360	331,200
Oleoducto Central SA, 4.00%, 07/14/27 (Call 04/14/27)(a)	200	176,913
Sierracol Energy Andina Co., 6.00%, 06/15/28 (Call 06/15/24)(a)	200	164,975
		10,367,589
Egypt — 0.3%
Banco do Brasil SA/Cayman, 4.63%, 01/15/25	600	586,500
YPF SA, 9.00%, 06/30/29 (Call 12/30/28)	400	345,075
		931,575
Ghana — 0.4%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 03/02/23)(a)	400	359,946
Tullow Oil PLC
7.00%, 03/01/25 (Call 03/02/23)(a)	400	284,000
10.25%, 05/15/26 (Call 05/15/23)(a)	906	776,895
		1,420,841
Guatemala — 0.4%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv
Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(a)	600	572,424
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	400	349,000
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(a)	400	381,075
		1,302,499
Hong Kong — 3.5%
Adani Green Energy Ltd., 4.38%, 09/08/24(a)	400	304,000
Bank of Communications Hong Kong Ltd., 3.73%, (Call 03/03/25)(a)(c)(d)	250	241,562
Bank of East Asia Ltd. (The)
5.83%, (Call 10/21/25)(a)(c)(d)	250	237,500
5.88%, (Call 09/19/24)(a)(c)(d)	250	242,703
CAS Capital No. 1 Ltd., 4.00%, (Call 07/12/26)(a)(c)(d)	400	353,200
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	389,500
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(c)(d)	600	588,487
China Citic Bank, 3.25%, (Call 07/29/26)(a)(c)(d)	250	232,859
China CITIC Bank International Ltd.
4.80%, (Call 04/22/27)(a)(c)(d)	250	243,750
7.10%, (Call 11/06/23)(a)(c)(d)	400	404,000
FWD Group Ltd.
5.75%, 07/09/24(a)	400	393,000
6.38%, (Call 09/13/24)(a)(c)(d)	400	371,450
8.05%, (Call 06/15/23)(a)(c)(d)	400	381,825
Henderson Land MTN Ltd., 2.38%, 05/27/25(a)	200	186,413
Lai Sun MTN Ltd., 5.00%, 07/28/26(a)	200	170,475
Li & Fung Ltd.
4.50%, 08/18/25 (Call 07/18/25)(a)	200	186,913
5.25%, (Call 05/03/23)(a)(d)	400	246,500
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/02/23)(a)	400	376,000
5.25%, 04/26/26 (Call 03/02/23)(a)	300	279,000
5.38%, 12/04/29 (Call 12/04/24)(a)	600	514,500
5.63%, 07/17/27 (Call 03/02/23)(a)	400	362,825
5.75%, 07/21/28 (Call 07/21/23)(a)	400	358,000
Nanyang Commercial Bank Ltd., 6.50%, (Call 04/28/27)(a)(c)(d)	250	245,000
New World China Land Ltd., 4.75%, 01/23/27(a)	400	373,000
Security	Par (000)	Value

Hong Kong (continued)
NWD Finance BVI Ltd.
4.13%, (Call 03/10/28)(a)(c)(d)	$600	$479,550
4.80%, (Call 09/09/23)(a)(d)	400	288,000
5.25%, (Call 03/22/26)(a)(c)(d)	600	561,000
6.25%, (Call 03/07/24)(a)(d)	600	508,500
NWD MTN Ltd.
4.13%, 07/18/29(a)	600	514,866
4.50%, 05/19/30(a)	200	173,538
PCPD Capital Ltd., 5.13%, 06/18/26 (Call 06/18/24)(a)	400	340,325
Sands China Ltd., 5.63%, 08/08/25 (Call 06/08/25)	1,000	986,250
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	400	300,620
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	184,225
		12,019,336
India — 2.3%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(a)	425	421,812
Adani Green Energy UP Ltd./Prayatna Developers Pvt
Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(a)	200	184,000
Axis Bank Ltd., 4.10%, (Call 09/08/26)(a)(c)(d)	200	176,500
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(a)	400	368,000
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(a)	194	173,183
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	386,700
6.45%, 06/04/29(a)	200	187,725
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(a)	573	509,254
Greenko Power II Ltd., 4.30%, 12/13/28 (Call 12/14/24)(a)	573	494,212
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25	200	190,000
5.95%, 07/29/26 (Call 07/29/23)(a)	200	186,000
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(a)	400	376,575
HDFC Bank Ltd., 3.70%, (Call 08/25/26)(a)(c)(d)	600	523,500
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(a)	354	300,900
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(a)	400	352,000
5.05%, 04/05/32 (Call 10/05/31)(a)	200	167,913
5.95%, 04/18/24(a)	200	197,000
Network i2i Ltd.
3.98%, (Call 06/03/26)	200	180,413
5.65%, (Call 01/15/25)(a)(c)(d)	600	577,237
Periama Holdings LLC/DE, 5.95%, 04/19/26(a)	400	383,950
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(a)	200	170,500
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24	400	384,000
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(a)	600	469,500
9.25%, 04/23/26 (Call 04/23/23)(a)(b)	400	303,000
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/09/23)(a)	400	302,500
		7,966,374
Indonesia — 0.5%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 03/02/23)(a)	250	239,734
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(a)	600	562,566
4.30%, (Call 03/24/27)(a)(c)(d)	200	171,522
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/23)(a)	350	348,250
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(a)	400	380,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(a)	200	198,700
		1,900,772

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel — 1.6%
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(a)(g)	$300	$269,025
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	550	509,712
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,800	1,614,924
4.10%, 10/01/46	900	617,512
4.75%, 05/09/27 (Call 02/09/27)	500	461,563
5.13%, 05/09/29 (Call 02/09/29)(b)	400	369,920
6.00%, 04/15/24 (Call 01/15/24)(b)	600	594,375
6.75%, 03/01/28 (Call 12/01/27)	600	602,022
7.13%, 01/31/25 (Call 10/31/24)	400	403,670
		5,442,723
Jamaica — 0.2%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/24 (Call 02/15/23)(a)	700	601,444

Kazakhstan — 0.4%
Energean Israel Finance Ltd., 5.38%, 03/30/28 (Call 09/30/27)(a)(g)	325	298,025
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	400	358,000
3.25%, 08/15/30 (Call 02/15/30)(a)	400	301,500
4.00%, 08/15/26(a)	400	354,075
		1,311,600
Kuwait — 0.3%
Burgan Bank SAK, 5.75%, (Call 07/09/24)(a)(c)(d)	200	184,413
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	350,325
4.50%, 02/23/27(a)	200	169,975
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(a)(g)	350	344,312
		1,049,025
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28 (Call 03/02/23)(a)	700	595,203
5.75%, 08/15/29 (Call 08/15/24)	1,000	837,600
		1,432,803
Macau — 2.1%
Champion Path Holdings Ltd.
4.50%, 01/27/26 (Call 01/27/24)(a)	200	180,500
4.85%, 01/27/28 (Call 01/27/25)(a)	200	173,350
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)	200	180,250
5.25%, 06/18/25 (Call 06/18/23)(a)	200	189,787
5.38%, 05/15/24 (Call 05/15/23)(a)	600	582,000
5.88%, 05/15/26 (Call 02/10/23)(a)	400	378,075
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	300	262,125
3.35%, 03/08/29 (Call 01/08/29)	400	339,500
3.75%, 08/08/31 (Call 05/08/31)	400	330,000
4.30%, 01/08/26 (Call 12/08/25)(b)	400	377,240
4.88%, 06/18/30 (Call 03/18/30)	400	362,000
5.90%, 08/08/28 (Call 05/08/28)	800	780,000
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	800	643,496
6.50%, 01/15/28 (Call 07/07/23)(a)	200	177,500
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 03/02/23)(a)	200	192,000
5.13%, 12/15/29 (Call 12/15/24)(a)	400	331,500
5.50%, 01/15/26 (Call 03/02/23)(a)	600	561,000
Security	Par (000)	Value

Macau (continued)
5.50%, 10/01/27 (Call 10/01/23)(a)	$400	$358,000
5.63%, 08/26/28 (Call 08/26/23)(a)	800	708,000
		7,106,323
Mexico — 8.1%
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(a)(b)	200	201,725
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (Call 01/24/27)(a)(c)(d)	400	368,825
6.63%, (Call 01/24/32)(a)(c)(d)	200	176,288
6.75%, (Call 09/27/24)(a)(b)(c)(d)	300	293,212
7.50%, (Call 06/27/29)(a)(c)(d)	200	191,475
7.63%, (Call 01/06/28)	400	392,800
8.38%, (Call 10/14/30)(a)(c)(d)	200	204,850
BBVA Bancomer SA/Texas
5.13%, 01/18/33 (Call 01/17/28)(a)(c)	600	567,300
5.88%, 09/13/34 (Call 09/13/29)(a)(c)	350	335,956
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(a)	700	514,920
7.45%, 11/15/29 (Call 11/15/24)(a)	400	328,350
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(a)	700	588,875
5.20%, 09/17/30 (Call 09/17/25)(a)	400	373,575
5.45%, 11/19/29 (Call 11/19/24)(a)	400	384,430
7.38%, 06/05/27 (Call 06/05/23)(a)	400	410,700
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(c)(d)	500	458,750
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(a)	300	269,437
Grupo Bimbo SAB de CV, 5.95%, (Call 04/17/23)(a)(c)(d)	200	198,965
Mexico Remittances Funding Fiduciary Estate Management Sarl, 4.88%, 01/15/28	200	183,850
Nemak SAB de CV, 3.63%, 06/28/31 (Call 03/28/31)(a)	200	160,650
Petroleos Mexicanos
4.50%, 01/23/26(b)	600	558,150
5.35%, 02/12/28(b)	953	829,110
5.95%, 01/28/31 (Call 10/28/30)	1,950	1,556,880
6.35%, 02/12/48(b)	800	521,920
6.38%, 01/23/45(b)	600	404,100
6.49%, 01/23/27 (Call 11/23/26)	748	699,717
6.50%, 03/13/27	2,050	1,931,664
6.50%, 01/23/29	625	564,406
6.50%, 06/02/41(b)	800	570,480
6.63%, 06/15/35	1,300	1,014,780
6.70%, 02/16/32 (Call 11/16/31)	3,450	2,854,875
6.75%, 09/21/47	2,800	1,935,500
6.84%, 01/23/30 (Call 10/23/29)	1,200	1,040,520
6.88%, 08/04/26	1,300	1,265,024
6.95%, 01/28/60 (Call 07/28/59)	1,900	1,300,265
7.69%, 01/23/50 (Call 07/23/49)	4,000	2,987,000
8.75%, 06/02/29 (Call 04/02/29)	1,000	973,750
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/28 (Call 09/30/25)(a)	200	168,153
7.50%, 11/12/25 (Call 11/12/23)	400	373,080
		28,154,307
Moldova — 0.0%
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(a)	200	144,038

Morocco — 0.4%
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(a)	200	168,500
4.50%, 10/22/25(a)	400	387,700

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco (continued)
5.13%, 06/23/51 (Call 12/23/50)(a)	$400	$310,000
5.63%, 04/25/24(a)	300	297,900
6.88%, 04/25/44(a)	400	385,000
		1,549,100
Nigeria — 0.4%
Access Bank PLC, 9.13%, (Call 10/07/26)(a)(c)(d)	400	329,950
IHS Holding Ltd.
5.63%, 11/29/26 (Call 11/29/23)(a)	200	167,670
6.25%, 11/29/28 (Call 11/29/24)(a)	200	163,713
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 03/02/23)(a)	600	538,988
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(a)	400	347,200
		1,547,521
Oman — 0.2%
Bank Muscat SAOG, 4.75%, 03/17/26(a)	400	386,825
Oztel Holdings SPC Ltd., 6.63%, 04/24/28	250	259,109
		645,934
Panama — 0.2%
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 02/10/23)(a)(b)	600	570,768
Cable Onda SA, 4.50%, 01/30/30 (Call 01/30/25)(a)	200	176,125
		746,893
Paraguay — 0.2%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(b)(f)	457	326,785
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27 (Call 04/15/23)(a)	400	372,575
		699,360
Peru — 0.7%
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(a)	400	350,000
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)(b)	175	167,677
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(a)	400	344,250
Minsur SA, 4.50%, 10/28/31(a)	200	177,750
Peru LNG Srl, 5.38%, 03/22/30(a)(b)	400	328,500
Petroleos del Peru SA
4.75%, 06/19/32(a)	400	305,000
5.63%, 06/19/47(a)	1,100	736,450
		2,409,627
Philippines — 0.7%
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(c)(d)	400	367,450
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	364,825
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(a)	200	175,500
Petron Corp., 5.95%, (Call 04/19/26)(a)(c)(d)	200	173,350
San Miguel Crop., 5.50%, (Call 07/29/25)(a)(c)(d)	200	184,250
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26)(a)(c)(d)	400	307,075
5.70%, (Call 01/21/26)(a)(c)(d)	200	164,163
6.50%, (Call 04/25/24)(a)(c)(d)	400	368,200
7.00%, (Call 10/21/25)(a)(c)(d)	400	362,325
		2,467,138
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(a)	400	331,156

Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(c)(d)	400	369,200
Security	Par (000)	Value

Saudi Arabia — 0.4%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	$400	$379,200
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(a)	200	195,350
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(a)	400	394,450
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27)(a)(c)(d)	400	367,075
		1,336,075
Singapore — 0.3%
GLP Pte Ltd., 4.50%, (Call 05/17/26)(a)(c)(d)	400	270,500
Puma International Financing SA, 5.00%, 01/24/26 (Call 02/10/23)(a)	200	183,480
Singapore Airlines Ltd.
3.00%, 07/20/26 (Call 06/20/26)(a)	200	185,452
3.38%, 01/19/29 (Call 11/19/28)(a)	400	361,244
		1,000,676
South Africa — 1.3%
Absa Group Ltd., 6.38%, (Call 05/27/26)(a)(c)(d)	200	189,100
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(a)	400	366,075
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	600	573,750
7.13%, 02/11/25(a)	460	438,955
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(c)	200	197,725
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(a)	400	302,700
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	202,537
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 09/18/25)(b)	200	184,020
5.50%, 03/18/31 (Call 03/18/30)(b)	400	347,960
5.88%, 03/27/24 (Call 02/27/24)	800	788,760
6.50%, 09/27/28 (Call 06/27/28)(b)	400	384,000
Stillwater Mining Co.
4.00%, 11/16/26 (Call 11/16/23)(a)	200	185,000
4.50%, 11/16/29 (Call 11/16/25)(a)	400	342,000
		4,502,582
South Korea — 0.1%
Woori Bank, 4.25%, (Call 10/04/24)(a)(c)(d)	200	191,350

Supranational — 0.2%
Eastern & Southern African Trade & Development Bank (The)
4.13%, 06/30/28(a)	400	334,472
4.88%, 05/23/24(a)	200	194,500
		528,972
Switzerland — 0.0%
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(a)	200	127,550

Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 03/02/23)(a)	400	375,825

Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(a)(c)	600	528,000
5.00%, (Call 09/23/25)	400	384,500
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(c)	600	536,238
Krung Thai Bank PCL/Cayman Islands, 4.40%, (Call 03/25/26)(a)(c)(d)	400	367,325
		1,816,063
Togo — 0.1%
Ecobank Transnational Inc., 9.50%, 04/18/24(a)	200	199,150

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 2.2%
Akbank TAS
5.13%, 03/31/25(a)	$200	$189,537
6.80%, 02/06/26(a)	200	191,162
6.80%, 06/22/31 (Call 06/22/26)(a)(c)	400	358,950
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(a)	200	155,250
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(a)	400	330,575
Coca-Cola Icecek AS, 4.50%, 01/20/29 (Call 10/20/28)(a)	200	171,100
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(a)	400	392,700
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 03/02/23)(a)	400	383,325
QNB Finansbank AS, 6.88%, 09/07/24(a)	400	404,075
Turk Telekomunikasyon AS
4.88%, 06/19/24(a)	200	188,000
6.88%, 02/28/25(a)	200	189,413
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(a)	200	187,788
5.80%, 04/11/28 (Call 01/11/28)(a)	200	173,145
Turkiye Garanti Bankasi AS, 7.18%, 05/24/27(a)(c)	400	366,575
Turkiye Is Bankasi AS
6.13%, 04/25/24(a)	600	587,737
7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	192,350
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	400	374,075
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	400	380,575
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	300	290,400
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(a)	400	372,325
8.13%, 03/28/24(a)	200	200,037
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(a)	400	353,575
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(a)	300	292,275
7.88%, 01/22/31 (Call 01/22/26)(a)(c)	200	188,038
8.25%, 10/15/24(a)	200	200,975
13.88%, (Call 01/15/24)(a)(c)(d)	400	416,200
		7,530,157
Ukraine — 0.0%
Metinvest BV, 7.75%, 10/17/29(a)	200	98,475

United Arab Emirates — 1.5%
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(d)	400	401,950
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(c)(d)	400	394,950
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(d)	400	403,000
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(c)(d)	400	385,575
DP World Salaam, 6.00%, (Call 10/01/25)(a)(c)(d)	800	800,500
Emirates NBD Bank PJSC
4.25%, (Call 02/27/27)(a)(c)(d)	400	370,950
6.13%, (Call 03/20/25)(a)(c)(d)	400	399,825
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(g)	300	292,125
4.88%, 03/30/26 (Call 12/30/25)(a)(g)	350	327,862
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 03/02/23)(a)	400	393,450
MAF Global Securities Ltd., 7.88%, (Call 06/30/27)(a)(c)(d)	400	415,575
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(a).	200	130,500
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/23)	470	442,975
		5,159,237
Security	Par (000)	Value

United Kingdom — 0.8%
Standard Chartered PLC
4.30%, (Call 08/19/28)	$600	$509,040
4.75%, (Call 01/14/31)(a)(c)(d)	600	509,040
6.00%, (Call 07/26/25)(a)(c)(d)	600	588,000
7.75%, (Call 04/02/23)(a)(c)(d)	600	598,500
7.75%, (Call 08/15/27)(a)(c)(d)	600	610,500
		2,815,080
United States — 0.1%
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	300	248,361
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)(b)	200	194,200
		442,561
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29 (Call 05/07/23)(a)	250	222,313

Zambia — 0.7%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 02/10/23)(a)	400	396,250
6.88%, 03/01/26 (Call 02/10/23)(a)	600	576,758
6.88%, 10/15/27 (Call 10/15/23)(a)	800	771,580
7.50%, 04/01/25 (Call 02/10/23)(a)	600	591,030
		2,335,618
Total Corporate Bonds & Notes — 49.7%
(Cost: $188,956,522)		171,952,622

Foreign Government Obligations(h)

Angola — 1.1%
Angolan Government International Bond
8.00%, 11/26/29(a)	800	742,000
8.25%, 05/09/28	800	754,000
8.75%, 04/14/32(a)	1,100	1,017,500
9.13%, 11/26/49(a)	600	525,000
9.38%, 05/08/48(a)	800	712,000
		3,750,500
Argentina — 3.1%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 03/03/23)(i)	7,803	2,762,433
1.00%, 07/09/29 (Call 03/03/23)(b)	1,381	470,874
1.50%, 07/09/35 (Call 03/03/23)(i)	10,414	3,206,020
1.50%, 07/09/46 (Call 03/03/23)(i)	1,126	347,649
3.50%, 07/09/41 (Call 03/03/23)(b)(i)	5,254	1,783,600
3.88%, 01/09/38 (Call 03/03/23)(i)	5,699	2,082,808
		10,653,384
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a).	600	517,613

Bahrain — 2.2%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	528,750
5.45%, 09/16/32(a)	600	543,000
5.63%, 09/30/31(a)	400	371,500
5.63%, 05/18/34(a)	600	528,000
6.00%, 09/19/44(a)	600	480,750
6.75%, 09/20/29(a)	600	602,250
7.00%, 01/26/26(a)	600	621,862
7.00%, 10/12/28(a)	700	722,006
7.38%, 05/14/30(a)	400	414,500

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain (continued)
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	$400	$416,075
CBB International Sukuk Programme Co.
3.88%, 05/18/29(a)	550	497,338
3.95%, 09/16/27(a)	500	483,219
4.50%, 03/30/27(a)	600	590,550
6.25%, 11/14/24(a)	600	606,750
CBB International Sukuk Programme Co. WLL, 3.88%, 05/18/29(g)	75	67,819
		7,474,369
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	400	302,600

Brazil — 4.6%
Brazilian Government International Bond
2.88%, 06/06/25	1,000	950,500
3.75%, 09/12/31(b)	734	630,506
3.88%, 06/12/30(b)	1,700	1,502,162
4.25%, 01/07/25(b)	2,348	2,316,889
4.50%, 05/30/29 (Call 02/28/29)(b)	1,000	945,813
4.63%, 01/13/28 (Call 10/13/27)(b)	1,600	1,552,800
4.75%, 01/14/50 (Call 07/14/49)	2,050	1,503,931
5.00%, 01/27/45(b)	1,700	1,331,631
5.63%, 01/07/41	1,100	967,863
5.63%, 02/21/47	1,300	1,080,463
6.00%, 04/07/26(b)	1,000	1,038,625
7.13%, 01/20/37(b)	800	862,900
8.25%, 01/20/34(b)	650	751,684
8.88%, 04/15/24	450	465,694
		15,901,461
Colombia — 3.6%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)(b)	700	544,250
3.13%, 04/15/31 (Call 01/15/31)	1,200	906,975
3.25%, 04/22/32 (Call 01/22/32)(b)	1,000	736,500
3.88%, 04/25/27 (Call 01/25/27)(b)	800	724,150
3.88%, 02/15/61 (Call 08/15/60)(b)	600	344,925
4.13%, 02/22/42 (Call 08/22/41)	600	387,600
4.13%, 05/15/51 (Call 11/15/50)(b)	800	493,900
4.50%, 01/28/26 (Call 10/28/25)(b)	800	763,900
4.50%, 03/15/29 (Call 12/15/28)	1,000	882,375
5.00%, 06/15/45 (Call 12/15/44)	2,200	1,542,475
5.20%, 05/15/49 (Call 11/15/48)	1,450	1,021,616
5.63%, 02/26/44 (Call 08/26/43)	1,200	910,800
6.13%, 01/18/41	1,350	1,112,738
7.38%, 09/18/37(b)	900	873,450
7.50%, 02/02/34	400	395,800
8.00%, 04/20/33 (Call 01/20/33)	689	707,215
		12,348,669
Costa Rica — 0.5%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(b)	400	391,575
7.00%, 04/04/44(a)	650	628,794
7.16%, 03/12/45(a)	600	587,362
		1,607,731
Dominican Republic — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,000	869,250
4.88%, 09/23/32(a)	1,500	1,275,281
5.30%, 01/21/41(a)	700	560,569
Security	Par (000)	Value

Dominican Republic (continued)
5.50%, 01/27/25(a)	$625	$621,797
5.50%, 02/22/29 (Call 12/22/28)(a)	850	797,831
5.88%, 01/30/60(a)	1,650	1,265,653
5.95%, 01/25/27(a)	850	846,972
6.00%, 07/19/28(a)	800	783,900
6.00%, 02/22/33 (Call 11/22/32)(a)	850	786,250
6.40%, 06/05/49(a)	800	681,400
6.50%, 02/15/48(a)(b)	450	388,209
6.85%, 01/27/45(a)	1,000	914,563
6.88%, 01/29/26(a)	700	719,381
7.45%, 04/30/44(a)(b)	750	730,453
		11,241,509
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(a)(f)	542	230,493
1.50%, 07/31/40(a)(i)	1,688	707,206
2.50%, 07/31/35(a)(i)	4,240	2,058,782
5.50%, 07/31/30(a)(i)	1,856	1,231,410
		4,227,891
Egypt — 2.6%
Egypt Government International Bond
5.75%, 05/29/24(a)	600	564,000
5.80%, 09/30/27(a)	400	332,000
5.88%, 06/11/25(a)	800	734,000
5.88%, 02/16/31(a)	800	567,650
6.59%, 02/21/28(a)	600	496,500
7.05%, 01/15/32(a)	400	299,950
7.30%, 09/30/33(a)	800	584,000
7.50%, 01/31/27(a)	1,000	900,000
7.50%, 02/16/61(a)	600	388,500
7.60%, 03/01/29(a)	800	664,000
7.63%, 05/29/32(a)	1,000	760,500
7.90%, 02/21/48(a)	850	565,250
8.50%, 01/31/47(a)	1,300	916,500
8.70%, 03/01/49(a)	600	423,000
8.88%, 05/29/50(a)	1,000	711,250
		8,907,100
El Salvador — 0.2%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	550	253,447
7.65%, 06/15/35(a)	450	216,506
9.50%, 07/15/52 (Call 01/15/52)(a)	550	286,619
		756,572
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	600	400,613

Gabon — 0.1%
Gabon Government International Bond, 6.63%, 02/06/31(a)	600	501,300

Ghana — 0.6%
Ghana Government International Bond
6.38%, 02/11/27(a)(j)(k)	800	296,000
7.63%, 05/16/29(a)(j)(k)	500	185,000
7.75%, 04/07/29(a)(j)(k)	600	222,000
7.88%, 02/11/35(a)(j)(k)	400	147,000
8.13%, 01/18/26(a)(j)(k)	470	185,650
8.13%, 03/26/32(a)(j)(k)	500	183,750
8.63%, 04/07/34(a)(j)(k)	400	147,000
8.63%, 06/16/49(a)(j)(k)	600	215,250
8.95%, 03/26/51(a)(j)(k)	500	181,250

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ghana (continued)
10.75%, 10/14/30(a)(j)(k)	$400	$279,000
		2,041,900
Guatemala — 0.2%
Guatemala Government Bond, 6.13%, 06/01/50(Call 12/01/49)(a)	700	680,006

Iraq — 0.2%
Iraq International Bond, 5.80%, 01/15/28(Call 03/19/23)(a)	781	722,070

Ivory Coast — 0.1%
Ivory Coast Government International Bond, 6.13%, 06/15/33(a)	600	532,500

Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28(b)	600	638,175
7.88%, 07/28/45(b)	900	1,047,375
8.00%, 03/15/39(b)	600	717,300
		2,402,850
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	600	586,050
5.85%, 07/07/30(a)	900	825,750
6.13%, 01/29/26(a)	400	397,075
7.38%, 10/10/47(a)	400	359,950
		2,168,825
Kenya — 0.7%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	400	308,000
6.88%, 06/24/24(a)	1,000	935,000
7.25%, 02/28/28(a)	400	351,000
8.00%, 05/22/32(a)	600	519,000
8.25%, 02/28/48(a)	600	468,000
		2,581,000
Lebanon — 0.1%
Lebanon Government International Bond
0.00%, 01/27/23(a)(f)(j)(k)	500	32,125
0.00%, 10/04/24(f)(j)(k)	730	45,625
0.00%, 11/27/26(a)(f)(j)(k)	760	47,500
0.00%, 03/23/27(a)(f)(j)(k)	790	49,375
0.00%, 11/29/27(a)(f)(j)(k)	470	29,375
0.00%, 02/26/30(a)(f)(j)(k)	760	47,500
0.00%, 03/23/32(a)(f)(j)(k)	475	29,688
		281,188
Morocco — 0.2%
Morocco Government International Bond
3.00%, 12/15/32(a)	400	319,500
4.00%, 12/15/50(a)	600	409,500
		729,000
Nigeria — 1.6%
Nigeria Government International Bond
6.13%, 09/28/28(a)	800	620,000
6.50%, 11/28/27(a)	600	492,000
7.14%, 02/23/30(a)	714	542,640
7.38%, 09/28/33(a)	600	428,250
7.63%, 11/21/25(a)	500	456,250
7.63%, 11/28/47(a)	600	392,250
7.70%, 02/23/38(a)	600	413,175
7.88%, 02/16/32(a)	800	604,000
Security	Par (000)	Value

Nigeria (continued)
8.25%, 09/28/51(a)	$600	$403,500
8.38%, 03/24/29(a)	800	666,000
8.75%, 01/21/31(a)	600	486,750
		5,504,815
Oman — 3.7%
Oman Government International Bond
4.75%, 06/15/26(a)	1,000	977,062
4.88%, 02/01/25(a)	200	197,600
5.38%, 03/08/27(a)	1,000	996,750
5.63%, 01/17/28(a)	1,400	1,405,950
6.00%, 08/01/29(a)	1,400	1,429,575
6.25%, 01/25/31(a)	800	826,900
6.50%, 03/08/47(a)	1,000	953,750
6.75%, 10/28/27(a)	800	846,150
6.75%, 01/17/48(a)	1,400	1,373,750
7.00%, 01/25/51(a)	400	404,500
7.38%, 10/28/32(a)	600	668,363
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	1,000	993,750
4.88%, 06/15/30(a)	800	797,150
5.93%, 10/31/25(a)	800	822,000
		12,693,250
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	400	239,044
Pakistan Government International Bond
6.00%, 04/08/26(a)	800	344,088
6.88%, 12/05/27(a)	750	311,332
7.38%, 04/08/31(a)	800	328,088
8.25%, 04/15/24(a)	270	151,905
		1,374,457
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	400	387,450
5.40%, 03/30/50 (Call 09/30/49)(a)	600	534,113
6.10%, 08/11/44(a)	400	395,450
		1,317,013
Senegal — 0.2%
Senegal Government International Bond
6.25%, 05/23/33(a)	500	432,500
6.75%, 03/13/48(a)	600	448,500
		881,000
Serbia — 0.3%
Serbia International Bond
2.13%, 12/01/30(a)	535	406,533
6.50%, 09/26/33(g)	500	503,750
		910,283
South Africa — 2.5%
Republic of South Africa Government International Bond
4.30%, 10/12/28(b)	1,000	911,250
4.85%, 09/27/27(b)	400	384,500
4.85%, 09/30/29	1,100	1,001,000
4.88%, 04/14/26(b)	604	588,900
5.00%, 10/12/46	600	436,500
5.38%, 07/24/44	500	388,125
5.65%, 09/27/47	800	612,000
5.75%, 09/30/49(b)	1,350	1,026,000
5.88%, 09/16/25	986	990,190

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Africa (continued)
5.88%, 06/22/30	$900	$857,250
5.88%, 04/20/32	900	833,625
7.30%, 04/20/52	700	630,000
		8,659,340
Sri Lanka — 0.4%
Sri Lanka Government International Bond
6.20%, 05/11/27(a)(j)(k)	700	235,069
6.75%, 04/18/28(a)(j)(k)	700	232,827
6.83%, 07/18/26(a)(j)(k)	600	206,550
6.85%, 03/14/24(a)(j)(k)	600	203,737
6.85%, 11/03/25(a)(j)(k)	700	241,194
7.55%, 03/28/30(a)(j)(k)	400	134,325
7.85%, 03/14/29(a)(j)(k)	700	232,827
		1,486,529
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)(b)	400	394,075

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	400	259,700

Turkey — 10.1%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	400	379,825
5.13%, 06/22/26(a)	1,200	1,083,600
7.25%, 02/24/27(a)	1,500	1,453,406
9.76%, 11/13/25(a)	1,400	1,442,000
Turkey Government International Bond
4.25%, 03/13/25	1,000	930,000
4.25%, 04/14/26	900	794,250
4.75%, 01/26/26(b)	800	722,000
4.88%, 10/09/26	1,500	1,323,750
4.88%, 04/16/43	1,370	864,812
5.13%, 02/17/28	1,200	1,026,000
5.25%, 03/13/30	1,100	878,625
5.60%, 11/14/24	1,100	1,056,000
5.75%, 03/22/24	1,250	1,224,062
5.75%, 05/11/47	1,800	1,201,500
5.88%, 06/26/31	900	729,000
5.95%, 01/15/31	1,200	987,000
6.00%, 03/25/27(b)	1,700	1,542,750
6.00%, 01/14/41	1,500	1,074,375
6.13%, 10/24/28	1,300	1,145,625
6.35%, 08/10/24(b)	1,050	1,028,869
6.38%, 10/14/25	1,200	1,143,000
6.50%, 09/20/33	900	735,750
6.63%, 02/17/45	1,600	1,200,000
6.75%, 05/30/40	950	750,500
6.88%, 03/17/36	1,300	1,067,625
7.25%, 03/05/38	500	440,625
7.38%, 02/05/25	1,570	1,558,225
7.63%, 04/26/29	1,400	1,309,000
8.00%, 02/14/34(b)	750	739,688
8.60%, 09/24/27	1,000	993,750
9.38%, 01/19/33	1,200	1,177,500
9.88%, 01/15/28	1,800	1,847,250
11.88%, 01/15/30(b)	700	823,375
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	177,350
		34,851,087
Security	Par/ Shares (000)	Value

Ukraine — 0.5%
Ukraine Government International Bond
6.88%, 05/21/31(a)(j)(k)	$800	$157,200
7.25%, 03/15/35(a)(j)(k)	1,200	233,850
7.38%, 09/25/32(a)(j)(k)	1,400	276,500
7.75%, 09/01/25(a)(j)(k)	625	142,695
7.75%, 09/01/26(a)(j)(k)	1,650	356,244
7.75%, 09/01/27(a)(j)(k)	675	143,986
7.75%, 09/01/29(a)(j)(k)	750	164,906
9.75%, 11/01/30(a)(j)(k)	800	173,650
		1,649,031
United Arab Emirates — 1.0%
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	600	454,613
5.25%, 01/30/43(a)	600	575,737
Finance Department Government of Sharjah, 4.00%, 07/28/50(a).	500	327,281
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	400	362,200
3.23%, 10/23/29(a)	500	446,031
3.85%, 04/03/26(a)	400	381,825
4.23%, 03/14/28(a)	800	761,650
		3,309,337
Vietnam — 0.2%
Vietnam Government International Bond, 4.80%, 11/19/24(a)	600	591,066

Zambia — 0.1%
Zambia Government International Bond
8.50%, 04/14/24(a)(j)(k)	400	201,500
8.97%, 07/30/27(a)(j)(k)	600	300,000
		501,500
Total Foreign Government Obligations — 47.7%
(Cost: $210,301,353)		165,113,134
Total Long-Term Investments — 97.4%
(Cost: $399,257,875)		337,065,756

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(l)(m)(n)	30,268	30,285,897
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(l)(m)	4,459	4,459,000

Total Short-Term Securities — 10.0%
(Cost: $34,720,615)		34,744,897

Total Investments — 107.4%
(Cost: $433,978,490)		371,810,653

Liabilities in Excess of Other Assets — (7.4)%		(25,685,545)

Net Assets — 100.0%		$346,125,108

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023

(f)	Zero-coupon bond.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	U.S. dollar denominated security issued by foreign domiciled entity.

(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period end.

(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,730,604	$—		$(4,474,635	)(a)	$6,990	$22,938	$30,285,897	30,268	$82,090	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,469,000	1,990,000	(a)	—		—	—	4,459,000	4,459	20,797		2
						$6,990	$22,938	$34,744,897		$102,887		$2
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM High Yield Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$171,952,622	$—	$171,952,622
Foreign Government Obligations	—	165,113,134	—	165,113,134
Short-Term Securities
Money Market Funds	34,744,897	—	—	34,744,897
	$34,744,897	$337,065,756	$—	$371,810,653

Portfolio Abbreviation

OJSC	Open Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company